Consolidated Statements of Changes in Shareholders’ Equity (Deficit)		Class A Ordinary Shares CNY (¥) shares		Class A Ordinary Shares USD ($) shares		Class B Ordinary Shares CNY (¥) shares		Class B Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)									¥ 51,135	[1]			¥ 163,747				¥ (48,735,214)						¥ (48,520,332)
Balance (in Shares) | shares									39,624,502	[1]	39,624,502	[1]
Balance at Dec. 31, 2020									¥ 51,135	[1]			163,747				(48,735,214)						(48,520,332)
Balance (in Shares) at Dec. 31, 2020 | shares									39,624,502	[1]	39,624,502	[1]
Balance at Dec. 31, 2021									¥ 66,970	[1]			201,418,380				(223,679,698)		(2,467,327)				(24,661,675)
Balance (in Shares) at Dec. 31, 2021 | shares									51,895,002	[1]	51,895,002	[1]
Issuance of ordinary shares for cash									¥ 15,835	[1]			201,184,154										201,199,989
Issuance of ordinary shares for cash (in Shares) | shares	[1]								12,270,500		12,270,500
Cash contribution from shareholders													51,135										51,135
Share-based compensation													19,344										19,344
Net income (loss)																	(174,944,484)						(174,944,484)
Foreign currency translation adjustment																			(2,467,327)				(2,467,327)
Balance (in Dollars)									¥ 66,970	[1]			201,418,380				(223,679,698)		(2,467,327)				(24,661,675)
Balance (in Shares) | shares									51,895,002	[1]	51,895,002	[1]
Balance at Dec. 31, 2022		¥ 35,425	[1]			¥ 36,894				[1]			354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Share-based compensation													9,347,347										9,347,347
Transfer to reserve															6,647,109		(6,647,109)
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering		¥ 30,076	[1]			¥ 36,894	[1]		¥ (66,970)	[1]
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering (in Shares) | shares	[1]	23,305,924		23,305,924		28,589,078		28,589,078	(51,895,002)		(51,895,002)
Share issuance initial public offering, net of issuance cost		¥ 2,388	[1]										111,937,012										111,939,400
Share issuance initial public offering, net of issuance cost (in Shares) | shares	[1]	1,770,000		1,770,000
Share issuance following initial public offering, net of issuance cost		¥ 2,961								[1]			32,100,825										32,103,786
Share issuance following initial public offering, net of issuance cost (in Shares) | shares		2,083,334		2,083,334						[1]		[1]
Net income (loss)																	31,118,886						31,118,886
Foreign currency translation adjustment																			4,566,656				4,566,656
Balance (in Dollars)		¥ 35,425	[1]			¥ 36,894				[1]			354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400
Balance (in Shares) | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Balance at Dec. 31, 2023		¥ 50,106	[1]	$ 7,074	[1]	¥ 36,894	[1]	$ 5,209				[1]	428,310,028	$ 60,472,706	6,647,109	$ 938,499	(452,031,693)	$ (63,821,945)	2,254,558	$ 318,319	¥ (1,528,352)	$ (215,787)	(16,261,350)	$ (2,295,925)
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	37,242,359		37,242,359		28,589,078		28,589,078
Issuance of ordinary shares		¥ 13,947								[1]			72,788,053										72,802,000
Issuance of ordinary shares (in Shares) | shares		9,578,544		9,578,544						[1]		[1]
Issuance of ordinary shares upon the exercise of stock options		¥ 734	[1]																				734
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares	[1]	504,557		504,557
Share-based compensation													718,411										718,411
Net income (loss)																	(252,823,772)				(1,528,282)		(254,352,054)	(35,911,736)
Foreign currency translation adjustment																			155,229		(70)		155,159
Balance (in Dollars)		¥ 50,106	[1]	$ 7,074	[1]	¥ 36,894	[1]	$ 5,209				[1]	¥ 428,310,028	$ 60,472,706	¥ 6,647,109	$ 938,499	¥ (452,031,693)	$ (63,821,945)	¥ 2,254,558	$ 318,319	¥ (1,528,352)	$ (215,787)	¥ (16,261,350)	$ (2,295,925)
Balance (in Shares) | shares	[1]	37,242,359		37,242,359		28,589,078		28,589,078

[1]	After giving effect of the reverse stock split, see Note 1.